Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
Prospectus Date	rr_ProspectusDate	Nov. 29, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

PGIM Balanced Fund

(the "Fund")

Supplement dated June 24, 2019 to the Currently Effective Prospectus and Summary Prospectus

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective June 24, 2019, certain of the Fund's expenses will be reduced. To reflect these changes, the Fund's Prospectus and Summary Prospectus are hereby revised as follows:

1.   In the Summary Prospectus and Prospectus section entitled "Fund Summary—Fund Fees and Expenses," the Annual Fund Operating Expenses table is deleted and replaced with the following new table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Z	Class R6(1)

Management fees	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%

Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	0.75%	None	None

Other expenses(2)	0.19%	0.61%	0.20%	1.05%	0.20%	0.12%

Total annual Fund operating expenses	1.14%	2.26%	1.85%	2.45%	0.85%	0.77%

Fee waiver and/or expense reimbursement	(0.14)%	(0.29)%	(0.06)%	(0.98)%	(0.06)%	(0.12)%

Total annual Fund operating expenses after	1.00%	1.97%	1.79%	1.47%	0.79%	0.65%
fee waiver and/or expense reimbursement(3,4)

(1)   Formerly known as Class Q.

(2)   Expense information in the table has been restated to reflect current fees.

(3)   PGIM Investments LLC (PGIM Investments) has contractually agreed, through January 31, 2021, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.00% of average daily net assets for Class A shares, 1.97% of average daily net assets for Class B shares, 1.47% of average daily net assets for Class R shares, and 0.65% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to January 31, 2021 without the prior approval of the Fund's Board of Directors.

(4)   The distributor of the Fund has contractually agreed through January 31, 2020 to reduce its distribution and service (12b-1) fees for the Fund's Class R shares to 0.50% of the average daily net assets of the Class R shares of the Fund. This waiver may not be terminated prior to January 31, 2020 without the prior approval of the Fund's Board of Directors.

2.   In the Summary Prospectus and Prospectus section entitled "Fund Summary—Fund Fees and Expenses—Example," the table is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class 1 Year		3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$646	$879	$1,130	$1,848	$646	$879	$1,130	$1,848

Class B	$700	$979	$1,284	$2,156	$200	$679	$1,184	$2,156

Class C	$282	$576	$995	$2,164	$182	$576	$995	$2,164

Class R	$150	$670	$1,217	$2,712	$150	$670	$1,217	$2,712

Class Z	$81	$265	$465	$1,043	$81	$265	$465	$1,043

Class R6†	$66	$234	$416	$943	$66	$234	$416	$943

†  Formerly known as Class Q.

PGIM BALANCED FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

PGIM Balanced Fund

(the "Fund")

Supplement dated June 24, 2019 to the Currently Effective Prospectus and Summary Prospectus

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective June 24, 2019, certain of the Fund's expenses will be reduced. To reflect these changes, the Fund's Prospectus and Summary Prospectus are hereby revised as follows:

1.   In the Summary Prospectus and Prospectus section entitled "Fund Summary—Fund Fees and Expenses," the Annual Fund Operating Expenses table is deleted and replaced with the following new table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Z	Class R6(1)

Management fees	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%

Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	0.75%	None	None

Other expenses(2)	0.19%	0.61%	0.20%	1.05%	0.20%	0.12%

Total annual Fund operating expenses	1.14%	2.26%	1.85%	2.45%	0.85%	0.77%

Fee waiver and/or expense reimbursement	(0.14)%	(0.29)%	(0.06)%	(0.98)%	(0.06)%	(0.12)%

Total annual Fund operating expenses after	1.00%	1.97%	1.79%	1.47%	0.79%	0.65%
fee waiver and/or expense reimbursement(3,4)

(1)   Formerly known as Class Q.

(2)   Expense information in the table has been restated to reflect current fees.

(3)   PGIM Investments LLC (PGIM Investments) has contractually agreed, through January 31, 2021, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.00% of average daily net assets for Class A shares, 1.97% of average daily net assets for Class B shares, 1.47% of average daily net assets for Class R shares, and 0.65% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to January 31, 2021 without the prior approval of the Fund's Board of Directors.

(4)   The distributor of the Fund has contractually agreed through January 31, 2020 to reduce its distribution and service (12b-1) fees for the Fund's Class R shares to 0.50% of the average daily net assets of the Class R shares of the Fund. This waiver may not be terminated prior to January 31, 2020 without the prior approval of the Fund's Board of Directors.

2.   In the Summary Prospectus and Prospectus section entitled "Fund Summary—Fund Fees and Expenses—Example," the table is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class 1 Year		3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$646	$879	$1,130	$1,848	$646	$879	$1,130	$1,848

Class B	$700	$979	$1,284	$2,156	$200	$679	$1,184	$2,156

Class C	$282	$576	$995	$2,164	$182	$576	$995	$2,164

Class R	$150	$670	$1,217	$2,712	$150	$670	$1,217	$2,712

Class Z	$81	$265	$465	$1,043	$81	$265	$465	$1,043

Class R6†	$66	$234	$416	$943	$66	$234	$416	$943

†  Formerly known as Class Q.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021 January 31, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
PGIM BALANCED FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.14%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.00%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 646
3 Years	rr_ExpenseExampleYear03	879
5 Years	rr_ExpenseExampleYear05	1,130
10 Years	rr_ExpenseExampleYear10	1,848
1 Year	rr_ExpenseExampleNoRedemptionYear01	646
3 Years	rr_ExpenseExampleNoRedemptionYear03	879
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,130
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,848
PGIM BALANCED FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.61%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.26%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.97%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 700
3 Years	rr_ExpenseExampleYear03	979
5 Years	rr_ExpenseExampleYear05	1,284
10 Years	rr_ExpenseExampleYear10	2,156
1 Year	rr_ExpenseExampleNoRedemptionYear01	200
3 Years	rr_ExpenseExampleNoRedemptionYear03	679
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,184
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,156
PGIM BALANCED FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.85%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.79%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 282
3 Years	rr_ExpenseExampleYear03	576
5 Years	rr_ExpenseExampleYear05	995
10 Years	rr_ExpenseExampleYear10	2,164
1 Year	rr_ExpenseExampleNoRedemptionYear01	182
3 Years	rr_ExpenseExampleNoRedemptionYear03	576
5 Years	rr_ExpenseExampleNoRedemptionYear05	995
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,164
PGIM BALANCED FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	1.05%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.45%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.98%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.47%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 150
3 Years	rr_ExpenseExampleYear03	670
5 Years	rr_ExpenseExampleYear05	1,217
10 Years	rr_ExpenseExampleYear10	2,712
1 Year	rr_ExpenseExampleNoRedemptionYear01	150
3 Years	rr_ExpenseExampleNoRedemptionYear03	670
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,217
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,712
PGIM BALANCED FUND | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.85%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.79%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 81
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	465
10 Years	rr_ExpenseExampleYear10	1,043
1 Year	rr_ExpenseExampleNoRedemptionYear01	81
3 Years	rr_ExpenseExampleNoRedemptionYear03	265
5 Years	rr_ExpenseExampleNoRedemptionYear05	465
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,043
PGIM BALANCED FUND | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[4]
Other expenses	rr_OtherExpensesOverAssets	0.12%	[1],[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.77%	[4]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[4]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.65%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	$ 66	[4]
3 Years	rr_ExpenseExampleYear03	234	[4]
5 Years	rr_ExpenseExampleYear05	416	[4]
10 Years	rr_ExpenseExampleYear10	943	[4]
1 Year	rr_ExpenseExampleNoRedemptionYear01	66	[4]
3 Years	rr_ExpenseExampleNoRedemptionYear03	234	[4]
5 Years	rr_ExpenseExampleNoRedemptionYear05	416	[4]
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 943	[4]

[1]	Expense information in the table has been restated to reflect current fees.
[2]	PGIM Investments LLC (PGIM Investments) has contractually agreed, through January 31, 2021, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.00% of average daily net assets for Class A shares, 1.97% of average daily net assets for Class B shares, 1.47% of average daily net assets for Class R shares, and 0.65% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to January 31, 2021 without the prior approval of the Fund's Board of Directors.
[3]	The distributor of the Fund has contractually agreed through January 31, 2020 to reduce its distribution and service (12b-1) fees for the Fund's Class R shares to 0.50% of the average daily net assets of the Class R shares of the Fund. This waiver may not be terminated prior to January 31, 2020 without the prior approval of the Fund's Board of Directors.
[4]	Formerly known as Class Q.